Financial Assets (Non-Current and Current) - Financial Assets (Non-Current and Current) (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Securities, financial receivables and other non-current financial assets:
Securities other than investments	€ 0		€ 0
Receivables from employees	43		47
Financial receivables for lease contracts	54		69
Hedging derivatives relating to hedged items classified as non-current assets/liabilities of a financial nature	1,490		1,495
Non-hedging derivatives	7		7
Other financial receivables			150
Total non-currentfinancial assets	1,594	€ 1,768	1,768
Securities other than investments
Held for trading	0		0
Held to maturity	0		0
Available for sale			993
Measured at amortized cost (AC)	0		0
Measured at fair value through other comprehensive income (FVTOCI)	945
Measured at fair value through profit or loss (FVPTL)	181
Securities other than investments	1,126		993
Financial receivables and other current financial assets:
Liquid assets with banks, financial institutions and post offices (with a maturity greater than 3 months)			100
Receivables from employees	14		16
Financial receivables for lease contracts	70		45
Hedging derivatives relating to hedged items classified as current assets/liabilities of a financial nature	242		260
Non-hedging derivatives	12		15
Other short-term financial receivables	2		1
Financial receivables and other current financial assets	340		437
Cash and cash equivalents	1,917		3,575	€ 3,964	€ 3,559
Current financial assets	3,383	€ 5,005	5,005
Financial assets relating to Discontinued operations/Non-current assets held for sale	0		0
Total	€ 4,977		€ 6,773